Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Emerging Growth Company	false
Entity Registrant Name	BCE INC
Entity Central Index Key	0000718940
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Type	40-F
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	898,200,415
Amendment Flag	false